Consolidated Statements of Shareholders’ Equity	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Convertible preferred shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings Statutory Reserves CNY (¥)	Retained Earnings Unrestricted CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2019	¥ 13,095	¥ 52,005	¥ 5,910	¥ 168,166,990	¥ 22,201,382	¥ 229,177,894	¥ 3,097,741		¥ 422,715,017	$ 60,694,802
BALANCE (in Shares) at Dec. 31, 2019	20,115,570	79,884,430	8,611,133
Issuance of ordinary share through Initial public offering, net		¥ 6,965		171,465,783					171,472,748	24,620,617
Issuance of ordinary share through Initial public offering, net (in Shares)		9,838,280
Conversion of Series A preferred shares into Class B ordinary shares		¥ 5,910	¥ (5,910)
Conversion of Series A preferred shares into Class B ordinary shares (in Shares)		8,611,133	(8,611,133)
Issuance of ordinary share through public offering, net		¥ 10,588		401,329,133					401,339,721	57,625,667
Issuance of ordinary share through public offering, net (in Shares)		15,120,000
Issuance of ordinary share for compensation and services		¥ 12,071		191,406,387					191,418,458	27,484,487
Issuance of ordinary share for compensation and services (in Shares)		17,500,000
Noncontrolling interest acquired								94,611,165	94,611,165	13,584,580
Noncontrolling interests subscriptions receivable								(88,671,062)	(88,671,062)	(12,731,680)
Net (loss) income						(151,167,868)		6,209,945	(144,957,923)	(20,813,532)
Statutory reserves					1,802,101	(1,802,101)
Foreign currency translation							(38,531,887)	(344,314)	(38,876,201)	(5,581,972)
BALANCE at Dec. 31, 2020	¥ 13,095	¥ 87,539		932,368,293	24,003,483	76,207,925	(35,434,146)	11,805,734	1,009,051,923	144,882,969
BALANCE (in Shares) at Dec. 31, 2020	20,115,570	130,953,843
Issuance of ordinary share through public offering, net		¥ 14,588		508,118,380					508,132,968	72,959,390
Issuance of ordinary share through public offering, net (in Shares)		22,346,670
Vesting of employee share compensation				10,582,557					10,582,557	1,519,478
Noncontrolling interest acquired								330	330	47
Sales of subsidiary’s non controlling interest				3,611,177				83,758,123	87,369,300	12,544,769
Sale of subsidiaries’ controlling interest								(1,426,158)	(1,426,158)	(204,772)
Net (loss) income						(235,973,179)		(18,421,285)	(254,394,464)	(36,526,787)
Statutory reserves | ¥					4,569,674	(4,569,674)
Foreign currency translation							(19,536,205)	(315,986)	(19,852,192)	(2,850,443)
BALANCE at Dec. 31, 2021	¥ 13,095	¥ 102,127		1,454,680,407	28,573,157	(164,334,928)	(54,970,351)	75,400,758	1,339,464,265	192,324,651
BALANCE (in Shares) at Dec. 31, 2021	20,115,570	153,300,513
Recapitalization of MicroAlgo				91,282,618				47,192,228	138,474,846	19,882,670
Vesting of employee share compensation				6,447,471					6,447,471	925,749
Net (loss) income						(357,731,093)		(19,085,943)	(376,817,036)	(54,104,620)
Reclassification of statutory reserves due to deconsolidation					(4,095,004)	4,095,004
Foreign currency translation							47,403,782	(5,608,569)	41,795,213	6,001,093
BALANCE at Dec. 31, 2022	¥ 13,095	¥ 102,127		¥ 1,552,410,496	¥ 24,478,153	¥ (517,971,017)	¥ (7,566,569)	¥ 97,898,474	¥ 1,149,364,759	$ 165,029,543
BALANCE (in Shares) at Dec. 31, 2022	20,115,570	153,300,513